GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill
Balance of goodwill at beginning of period	$ 25,413	$ 26,152
Goodwill acquired during the period		19
Goodwill disposed of during the period	(8)	(159)
Other	268	(599)
Balance of goodwill at end of period	25,673	25,413
Goodwill	25,673	25,413
Global Consumer Banking
Goodwill
Balance of goodwill at beginning of period	10,236	10,701
Other	20	(465)
Intersegment transfers in/(out)	4,283
Balance of goodwill at end of period	14,539	10,236
Goodwill	14,539	10,236
North America Regional Consumer Banking
Goodwill
Balance of goodwill at end of period	6,803
Fair value as a percentage of allocated book value	225.00%
Goodwill	6,803
EMEA Regional Consumer Banking
Goodwill
Balance of goodwill at end of period	366
Fair value as a percentage of allocated book value	150.00%
Goodwill	366
Asia Regional Consumer Banking
Goodwill
Balance of goodwill at end of period	5,489
Fair value as a percentage of allocated book value	281.00%
Goodwill	5,489
LATAM America Regional Consumer Banking
Goodwill
Balance of goodwill at end of period	1,881
Fair value as a percentage of allocated book value	186.00%
Goodwill	1,881
Institutional Clients Group
Goodwill
Balance of goodwill at beginning of period	10,737	10,826
Goodwill acquired during the period		19
Goodwill disposed of during the period		(6)
Other	244	(102)
Balance of goodwill at end of period	10,981	10,737
Goodwill	10,981	10,737
Securities and Banking
Goodwill
Balance of goodwill at end of period	9,378
Fair value as a percentage of allocated book value	137.00%
Goodwill	9,378
Transaction Services
Goodwill
Balance of goodwill at end of period	1,603
Fair value as a percentage of allocated book value	1336.00%
Goodwill	1,603
Citi Holdings
Goodwill
Balance of goodwill at beginning of period	4,440	4,625
Goodwill disposed of during the period	(8)	(153)
Other	4	(32)
Intersegment transfers in/(out)	(4,283)
Balance of goodwill at end of period	153	4,440
Goodwill	153	4,440
Brokerage and Asset Management
Goodwill
Balance of goodwill at end of period	42
Fair value as a percentage of allocated book value	121.00%
Goodwill	42
Local Consumer Lending-Cards
Goodwill
Balance of goodwill at end of period	111
Fair value as a percentage of allocated book value	110.00%
Goodwill	$ 111